VESSELS, NET - Carrying Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Vessels, Net [Abstract]
Vessels, gross	$ 186,649	$ 413,949
Less: accumulated depreciation and impairment charges	(8,443)	(237,035)
Vessels, net	178,206	176,914
PSVs
Vessels, Net [Abstract]
Vessels, gross	158,413	413,949
AHTS vessels
Vessels, Net [Abstract]
Vessels, gross	12,071	0
Crew boats
Vessels, Net [Abstract]
Vessels, gross	$ 16,165	$ 0